UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 15, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 135,763 (thousands)

List of Other Included Managers: None

                             TITLE OF                   VALUE                 SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP        (X1000)   SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102    2,012      51,608    SH          Sole                   51,608   0      0
ALTRIA GROUP INC              COM           02209S103    1,896     125,897    SH          Sole                  125,897   0      0
AMERICAN EXPRESS CO           COM           025816109    1,540      83,000    SH          Sole                   83,000   0      0
ANALOG DEVICES INC            COM           032654105      750      39,448    SH          Sole                   39,448   0      0
APACHE CORP                   COM           037411105    2,553      34,250    SH          Sole                   34,250   0      0
BANK OF AMERICA CORPORATION   COM           060505104    1,225      87,000    SH          Sole                   87,000   0      0
BANK OF NEW YORK MELLON CORP  COM           064058100    4,668     164,781    SH          Sole                  164,781   0      0
BARRICK GOLD CORP             COM           067901108    2,406      65,442    SH          Sole                   65,442   0      0
BRISTOL MYERS SQUIBB CO       COM           110122108    2,978     128,100    SH          Sole                  128,100   0      0
CA INC                        COM           12673P105    1,453      78,400    SH          Sole                   78,400   0      0
CISCO SYSTEMS INC             COM           17275R102    3,127     191,830    SH          Sole                  191,830   0      0
COCA COLA CO                  COM           191216100    1,426      31,500    SH          Sole                   31,500   0      0
CONOCOPHILLIPS                COM           20825C104    3,538      68,296    SH          Sole                   68,296   0      0
CVS CAREMARK CORPORATION      COM           126650100    2,488      86,580    SH          Sole                   86,580   0      0
DELL INC                      COM           24702R101      961      93,850    SH          Sole                   93,850   0      0
DEVON ENERGY CORP NEW         COM           25179M103    3,737      56,864    SH          Sole                   56,864   0      0
DISNEY WALT CO                COM DISNEY    254687106    1,755      77,366    SH          Sole                   77,366   0      0
DR PEPPER SNAPPLE GROUP INC   COM           26138E109      527      32,446    SH          Sole                   32,446   0      0
EBAY INC                      COM           278642103      884      63,329    SH          Sole                   63,329   0      0
EXELON CORP                   COM           30161N101    1,570      28,230    SH          Sole                   28,230   0      0
EXPRESS SCRIPTS INC           COM           302182100    1,660      30,200    SH          Sole                   30,200   0      0
EXXON MOBIL CORP              COM           30231G102    9,385     117,568    SH          Sole                  117,568   0      0
FREEPORT-MCMORAN COPPER & GO  COM           35671D857    1,485      60,747    SH          Sole                   60,747   0      0
GENERAL ELECTRIC CO           COM           369604103    3,544     218,782    SH          Sole                  218,782   0      0
HOME DEPOT INC                COM           437076102    2,205      95,785    SH          Sole                   95,785   0      0
INTEL CORP                    COM           458140100    3,163     215,730    SH          Sole                  215,730   0      0
INTERNATIONAL BUSINESS MACHS  COM           459200101    2,741      32,565    SH          Sole                   32,565   0      0
INTUIT                        COM           461202103    2,070      87,023    SH          Sole                   87,023   0      0
JOHNSON & JOHNSON             COM           478160104    6,605     110,395    SH          Sole                  110,395   0      0
JPMORGAN & CHASE & CO         COM           46625H100    3,323     105,400    SH          Sole                  105,400   0      0
KRAFT FOODS INC               COM           50075N104    3,327     123,914    SH          Sole                  123,914   0      0
LOCKHEED MARTIN CORP          COM           539830109    5,151      61,259    SH          Sole                   61,259   0      0
MEDCO HEALTH SOLUTIONS INC    COM           58405U102    5,291     126,243    SH          Sole                  126,243   0      0
MICROSOFT CORP                COM           594918104    3,750     192,918    SH          Sole                  192,918   0      0
MIRANT CORP NEW               COM           60467R100    1,012      53,616    SH          Sole                   53,616   0      0
MOHAWK INDS INC               COM           608190104    1,734      40,362    SH          Sole                   40,362   0      0
MOODYS CORP                   COM           615369105    1,548      77,070    SH          Sole                   77,070   0      0
PEABODY ENERGY CORP           COM           704549104    1,667      73,264    SH          Sole                   73,264   0      0
PEPSICO INC                   COM           713448108    2,440      44,553    SH          Sole                   44,553   0      0
PFIZER INC                    COM           717081103    4,243     239,600    SH          Sole                  239,600   0      0
PHILIP MORRIS INTL INC        COM           718172109    3,020      69,408    SH          Sole                   69,408   0      0
SAFEWAY INC                   COM NEW       786514208    1,162      48,900    SH          Sole                   48,900   0      0
SYMANTEC CORP                 COM           871503108    1,355     100,200    SH          Sole                  100,200   0      0
TARGET CORP                   COM           87612E106    2,974      86,136    SH          Sole                   86,136   0      0
TELUS CORP                    NON-VTG SHS   87971M202    1,138      40,256    SH          Sole                   40,256   0      0
TIME WARNER  INC              COM           887317105    2,077     206,478    SH          Sole                  206,478   0      0
TOLL BROTHERS INC             COM           889478103    2,117      98,800    SH          Sole                   98,800   0      0
UNITED TECHNOLOGIES CORP      COM           913017109    3,152      58,797    SH          Sole                   58,797   0      0
VERIZON COMMUNICATIONS INC    COM           92343V104    3,213      94,769    SH          Sole                   94,769   0      0
WASTE MANAGEMENT INC DEL      COM           94106L109    2,883      87,002    SH          Sole                   87,002   0      0
WELLS FARGO & CO NEW          COM           949746101    3,512     119,117    SH          Sole                  119,117   0      0
WILLIS GROUP HOLDINGS LTD     SHS           G96655108    1,321      53,086    SH          Sole                   53,086   0      0

                                            TOTAL      135,763